CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Statement Of Income And Comprehensive Income [Abstract]
Net income (loss)	¥ (1,547,038)	$ (242,763)	¥ (2,688,415)	¥ 75,359
Other comprehensive income (loss)
Foreign currency translation adjustment, net of nil tax	(158,515)	(24,874)	(111,697)	13,822
Total comprehensive income (loss)	(1,705,553)	(267,637)	(2,800,112)	89,181
Less: Comprehensive loss attributable to the non-controlling interests	(6,304)	(989)	(608)
Comprehensive income (loss) attributable to the Yatsen Holding Limited’s shareholders	¥ (1,699,249)	$ (266,648)	¥ (2,799,504)	¥ 89,181